Investment in associates and joint ventures - Summary of investments in associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investments in associates and joint ventures [line items]
Investments in other group companies	€ 1,607	€ 1,679
Total assets	1,060,329	1,023,856	€ 980,299
Liabilities	1,004,990	970,158
Revenue	25,678	21,087	€ 18,121
TMB Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Total assets	117	142
Liabilities	€ 242	€ 263
TMB Public Company Limited | TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Interest held	23.00%	23.00%
Fair value of listed investment	€ 1,212	€ 1,164
Investments in other group companies	1,307	1,266
Other Investments in Associates and Joint Ventures [member]
Disclosure of investments in associates and joint ventures [line items]
Investments in other group companies	€ 300	€ 412